PREFERRED STOCK (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	50,000,000	50,000,000
San Diego Gas and Electric Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	45,000,000
Preferred stock redeemed		$ 82
Accrued preferred stock dividends at redemption date		1
Contingently redeemable preferred stock, call premium	0	3	0
San Diego Gas and Electric Company [Member] | Maximum [Member]
Preferred Stock [Line Items]
Preferred Stock, Redemption Price Per Share		$ 20.25
San Diego Gas and Electric Company [Member] | Minimum [Member]
Preferred Stock [Line Items]
Preferred Stock, Redemption Price Per Share		$ 26
Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000
So Cal Gas Series Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000
So Cal Gas Series Preferred Stock [Member] | Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000
Preferred Stock, Value, Outstanding	22	22
Twenty Five Dollar Par, Six Percent Series [Member] | Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 25
Preferred Stock, Shares Outstanding	79,011
Preferred Stock, Value, Outstanding	3	3
Twenty Five Dollar Par, Six Percent Seriesa [Member] | Utility Subsidiaries [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	783,032
Twenty Five Dollar Par, Six Percent Seriesa [Member] | Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 25
Preferred Stock, Value, Outstanding	19	19
Preferred Stock, Liquidation Preference Per Share	$ 25
So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]
Preferred Stock [Line Items]
Preferred Stock, Value, Outstanding	(2)	(2)
So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member] | Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	50,970
Preferred Stock Of Subsidiaries [Member]
Preferred Stock [Line Items]
Preferred Stock, Value, Outstanding	$ 20	$ 20